ORDINARY SHARES (Details) ¥ / shares in Units, $ / shares in Units, ¥ in Thousands, $ in Thousands									1 Months Ended						12 Months Ended
	Jan. 29, 2018 USD ($) shares	Jan. 29, 2018 CNY (¥) shares	Jan. 26, 2018 $ / shares shares	Dec. 06, 2016 shares	Nov. 07, 2016 $ / shares shares	Oct. 18, 2016 Vote director	Aug. 13, 2014 USD ($) $ / shares shares	Aug. 13, 2014 CNY (¥) shares	Nov. 30, 2017 $ / shares shares	Oct. 31, 2017 $ / shares shares	Aug. 31, 2016 shares	Aug. 31, 2014 USD ($) shares	Aug. 31, 2014 CNY (¥) shares	Jun. 30, 2014 CNY (¥) shares	Dec. 31, 2018 CNY (¥) shares	Dec. 31, 2017 CNY (¥) shares	Dec. 31, 2016 CNY (¥) shares	Dec. 31, 2006 $ / shares shares	Dec. 31, 2018 $ / shares shares	Dec. 31, 2017 $ / shares shares	Dec. 30, 2015 $ / shares	Aug. 13, 2014 ¥ / shares	Dec. 31, 2006 ¥ / shares
Ordinary shares
Par value (in USD or CNY per share) | $ / shares																			$ 0.00005	$ 0.00005
Issuance of ordinary shares in exchange of bonds payable | ¥																¥ 1,106,227
Ordinary shares issued as preferred stock dividends (in shares)					31,490,164
Proceeds from this public offering, net of underwriting discounts and commissions and other issuance costs	$ 202,696	¥ 1,283,308													¥ 1,283,308	¥ 649,834	¥ 1,221,518
Convertible Bonds Due 2019
Ordinary shares
Percentage of principal amount of the original debt being converted									100.00%
Conversion price (in USD/share) | $ / shares																					$ 1.675262
Restricted shares
Ordinary shares
Granted (in shares)															13,202,512	13,977,060	13,787,480
Restricted shares | Directors
Ordinary shares
Granted (in shares)											877,400
Ordinary Shares
Ordinary shares
Ordinary shares issued (in shares)																		110,000,001
Par value (in USD or CNY per share) | (per share)																		$ 0.00005					¥ 0.000404
Ordinary shares repurchased (in shares)							18,762,292	18,762,292
Ordinary shares repurchased (in USD or CNY per share) | (per share)							$ 1.0365															¥ 6.3779
Total consideration from repurchased ordinary shares							$ 19,448	¥ 119,664
Number of shares converted					349,087,677
Price per share (in USD/share) | $ / shares					$ 1.25
Proceeds from this public offering, net of underwriting discounts and commissions and other issuance costs | ¥																¥ 0
Ordinary Shares | Bonds due 2015
Ordinary shares
Issuance of ordinary shares in exchange of bonds payable												$ 27,860	¥ 171,431
Conversion to ordinary shares (in shares)												38,397,655	38,397,655
Ordinary Shares | EDC Holding
Ordinary shares
Ordinary shares issued as part of the consideration to acquire EDC Holding														88,352,558
Fair value of ordinary shares issued as part of the consideration to acquire EDC Holding | ¥														¥ 472,945
Series C
Ordinary shares
Conversion to ordinary shares (in shares)																	(238,526,241)
Minimum holding of issued share capital							40.00%	40.00%
ADS
Ordinary shares
Ordinary shares issued (in shares)			8,000,000
Price per share (in USD/share) | $ / shares					$ 10.00
Conversion price (in USD/share) | $ / shares																			$ 51.58
Price per share sold (in dollars per ADS) | $ / shares			$ 26.00
ADS | IPO
Ordinary shares
Ordinary shares issued (in shares)					19,250,000
ADS | Over-Allotment Option
Ordinary shares
Ordinary shares issued (in shares)	225,000	225,000		820,735
Class A
Ordinary shares
Ordinary shares issued (in shares)			64,000,000
Number of votes per share at general meetings | Vote						1
Common stock, outstanding shares (in shares)																			939,479,307	873,679,343
Number of ADS per Class A ordinary share				8
Ordinary shares issued as preferred stock dividends (in shares)					31,490,164
Class A | Convertible Bonds Due 2019
Ordinary shares
Conversion of convertible bonds (in shares)									97,870,263
Conversion price (in USD/share) | $ / shares									$ 1.675262
Class A | IPO
Ordinary shares
Ordinary shares issued (in shares)					154,000,000
Class A | Over-Allotment Option
Ordinary shares
Ordinary shares issued (in shares)	1,800,000	1,800,000		6,565,880
Class B
Ordinary shares
Number of votes per share at general meetings | Vote						1
Number of votes per share regarding certain matters in general meetings | Vote						20
Number of directors for simple majority | director						6
Right to nominate, number of directors | director						5
Common stock, outstanding shares (in shares)																			67,590,336	67,590,336
Redeemable preferred shares
Ordinary shares
Conversion to ordinary shares (in shares)																	(349,087,677)
Number of shares converted					(349,087,677)
Conversion ratio of preferred shares to ordinary share					1
SBCVC | ADS
Ordinary shares
Number of shares sold			3,000,000
Price per share sold (in dollars per ADS) | $ / shares			$ 26
SBCVC | ADS | Over-Allotment Option
Ordinary shares
Ordinary shares issued (in shares)	1,425,000	1,425,000
SBCVC | Class A
Ordinary shares
Number of shares sold			24,000,000
SBCVC | Class A | Over-Allotment Option
Ordinary shares
Ordinary shares issued (in shares)	11,400,000	11,400,000
CyrusOne | Class A
Ordinary shares
Ordinary shares issued (in shares)										64,257,028
Price per share (in USD/share) | $ / shares										$ 1.55625